IVA FIDUCIARY TRUST

IVA Worldwide Fund
IVA International Fund

Supplement dated October 1, 2009
to the Prospectus dated October 1, 2008

Shareholders are hereby notified that, effective October 1, 2009, the distributor of IVA Worldwide Fund and the IVA International Fund (the "Funds") is IVA Funds Distributors, LLC (the "Distributor"), pursuant to a Distribution Agreement dated October 1, 2009, between the Funds and the Distributor. All references to Foreside Distribution Services, L.P. as the distributor of the Funds are hereby deleted and replaced with IVA Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101.

Please retain this supplement for future reference.

IVA FIDUCIARY TRUST

IVA Worldwide Fund

IVA International Fund

Supplement dated October 1, 2009

to the Statement of Additional Information dated October 1, 2008

Shareholders are hereby notified that, effective October 1, 2009, the distributor of IVA Worldwide Fund and the IVA International Fund (the “Funds”) is IVA Funds Distributors, LLC (the “Distributor”), pursuant to a Distribution Agreement dated October 1, 2009, between the Funds and the Distributor. All references to Foreside Distribution Services, L.P. as the distributor of the Funds are hereby deleted and replaced with IVA Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101.

Please retain this supplement for future reference.